As filed with the Securities and Exchange Commission on February 12, 2018

Securities Act File No. 333-89389

Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 62	☒

(Check appropriate box or boxes)

BLACKROCK LARGE CAP SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code 1-800-441-7762

John M. Perlowski

BlackRock Large Cap Series Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Master Large Cap Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 12, 2018.

BLACKROCK LARGE CAP SERIES FUNDS, INC.

(REGISTRANT) ON BEHALF OF BLACKROCK ADVANTAGE LARGE CAP VALUE FUND, BLACKROCK ADVANTAGE LARGE CAP CORE FUND AND BLACKROCK ADVANTAGE LARGE CAP VALUE RETIREMENT FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	February 12, 2018

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 12, 2018

SUSAN J. CARTER* Susan J. Carter	Director

COLLETTE CHILTON* Collette Chilton	Director

NEIL A. COTTY* Neil A. Cotty	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

MARK STALNECKER* Mark Stalnecker	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

CLAIRE A. WALTON* Claire A. Walton	Director

FREDERICK W. WINTER* Frederick W. Winter	Director

BARBARA G. NOVICK* Barbara G. Novick	Director

*By:	/S/ BENJAMIN ARCHIBALD	February 12, 2018
(Benjamin Archibald, Attorney-in-Fact)

SIGNATURES

Master Large Cap Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 12, 2018.

MASTER LARGE CAP SERIES LLC (REGISTRANT) ON BEHALF OF MASTER ADVANTAGE LARGE CAP VALUE PORTFOLIO AND MASTER ADVANTAGE LARGE CAP CORE PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Large Cap Series Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	February 12, 2018

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 12, 2018

SUSAN J. CARTER* Susan J. Carter	Director

COLLETTE CHILTON* Collette Chilton	Director

NEIL A. COTTY* Neil A. Cotty	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

MARK STALNECKER* Mark Stalnecker	Director

KENNETH L. URISH* Kenneth L. Urish	Director

CLAIRE A. WALTON* Claire A. Walton	Director

FREDERICK W. WINTER* Frederick W. Winter	Director

BARBARA G. NOVICK* Barbara G. Novick	Director

*By:	/S/ BENJAMIN ARCHIBALD	February 12, 2018
(Benjamin Archibald, Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase